UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska

68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

17605 Wright Street, Omaha, Nebraska

68130

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

9/30

Date of reporting period: 3/31/13

Item 1.  Reports to Stockholders.

Semi-Annual Report

March 31, 2013

1-877-413-3228

www.13DActivistFund.com

Distributed by Northern Lights Distributors, LLC

Member FINRA

TO SHAREHOLDERS OF THE

13D ACTIVIST FUND

March 31, 2013

March 31, 2012 marks the end of the first half of our second fiscal year. You have heard me say in past letters that shareholder activism is lumpy and you never know how many catalysts, if any, will be realized in any given period. The past six months is an example of a catalyst-heavy period and those catalysts were clearly reflected in the return of our Fund. For the six months ending March 31, 2013, the Fund’s I shares were up 21.65% and the A shares are up 21.52%, both net of fees and expenses, versus 10.19% for the S&P500. While we are very happy with this performance and continue to strongly believe that the Fund will outperform the markets over extended periods, by investing in a “lumpy” strategy, we are also well aware that not every quarter can be as stellar as the past two.

As we have also stated in several past letters, Merger and Acquisitions (“M&A”) activity is a significant catalyst that benefits activist portfolios.  The more M&A activity, the more activist opportunities and the less lumpy we believe the returns will be. Unfortunately, M&A activity has continued to be slow through the first quarter of this year. As of March 31, 2013, the I shares were up 15.66% for the calendar year, net of fees and expenses (versus 10.61% for the S&P500). As of the date this letter is being written (May 16, 2013), we gave back a significant amount of the outperformance (I shares up 18.72%, net of fees and expenses, versus 16.69% for the S&P500). However, in a unique economic environment comprised of a bull market with little M&A activity, we are very happy to be outperforming by over 200 basis points in 5.5 months.

Moreover, there are many indicators that we believe point to a forthcoming strong M&A market– low interest rates, $1.45 trillion of cash on corporate balance sheets and another $1 trillion that private equity funds are sitting on. Having said that, these market factors have been present for the last couple of years and the M&A has not come. By many accounts, the last factor is more certainty and confidence in the markets. Once the confidence comes back, the M&A floodgates are predicted to open. In the meantime we are happy to take the intermittent transactional catalysts in our portfolio and continue to seek to benefit from the many activist investors who are on boards of our portfolio companies, holding management accountable and assisting with strategy and capital allocation decisions, among others.

1259-NLD-5/23/2013

13D Activist Fund
PORTFOLIO REVIEW (Unaudited)
March 31, 2013

The Funds' performance figures* for the period ending March 31, 2013, compared to its benchmark:

Annualized Average Returns:	Three Months	Six Months	One Year	Inception** - March 31, 2013	Inception*** - March 31, 2013
13D Activist Fund - Class A	15.53%	21.52%	24.34%	30.49%	N/A
13D Activist Fund - Class A w/ load	8.84%	14.55%	17.14%	24.49%	N/A
13D Activist Fund - Class I	15.66%	21.65%	24.67%	30.87%	N/A
13D Activist Fund - Class C	15.46%	N/A	N/A	N/A	16.22%
S&P 500 Total Return Index	10.61%	10.19%	13.96%	22.55%	10.62%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  Returns greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-877-413-3228.

** Inception date is December 28, 2011.
*** Inception date is December 11, 2012.

Top Holdings By Industry		% of Net Assets
Retail		12.8%
Software		10.1%
Computers		7.6%
Internet		7.5%
Pharmaceuticals		6.2%
Real Estate		6.1%
Oil & Gas		4.9%
Transportation		4.0%
Aerospace/Defense		3.9%
Telecommunications		3.8%
Other, Cash & Cash Equivalents		33.1%
		100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund's holdings.

	13D Activist Fund
	PORTFOLIO OF INVESTMENTS (Unaudited)
	March 31, 2013
Shares		Value

	COMMON STOCK - 86.4%
	AEROSPACE/DEFENSE - 3.9%
7,676	Esterline Technologies Corp. *	$ 581,073
8,906	Rockwell Collins, Inc.	562,147
		1,143,220
	AUTO PARTS & EQUIPMENT - 2.4%
12,676	Lear Corp.	695,532

	BEVERAGES - 3.4%
15,716	Beam, Inc.	998,595

	CHEMICALS - 1.6%
4,907	Agrium, Inc.	478,432

	COMMERCIAL SERVICES - 3.0%
18,248	ADT Corp. (The)	893,057

	COMPUTERS - 7.6%
16,240	CACI International, Inc. - Class A *	939,809
35,078	Mentor Graphics Corp.	633,158
14,829	MICROS Systems, Inc. *	674,868
		2,247,835
	FOOD - 2.9%
14,182	Hain Celestial Group, Inc. (The) *	866,237

	INTERNET - 7.5%
3,951	Netflix, Inc. *	748,359
30,319	WebMD Health Corp. - Class A *	737,358
30,851	Yahoo!, Inc. *	725,924
		2,211,641
	METAL FABRICATE/HARDWARE - 2.1%
10,668	Timken Co.	603,595

	OIL & GAS - 4.9%
40,711	Chesapeake Energy Corp.	830,912
11,591	Transocean Ltd. *	602,268
		1,433,180
	PHARMACEUTICALS - 6.2%
15,904	Forest Laboratories, Inc. *	604,988
16,439	Valeant Pharmaceuticals International, Inc. *	1,233,254
		1,838,242
	REAL ESTATE - 6.1%
32,713	CBRE Group, Inc. - Class A *	826,003
11,536	Howard Hughes Corp. (The) *	966,832
		1,792,835
	REITS - 2.5%
32,778	CommonWealth REIT	735,538

See accompanying notes to financial statements.

	13D Activist Fund
	PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
	March 31, 2013
Shares		Value

	RETAIL - 12.8%
11,369	Cracker Barrel Old Country Store, Inc.	$ 919,184
12,428	DineEquity, Inc.	854,922
12,704	Family Dollar Stores, Inc.	750,171
36,075	Jack in the Box, Inc. *	1,247,834
		3,772,111
	SEMICONDUCTORS - 1.6%
71,467	PMC - Sierra, Inc. *	485,261

	SOFTWARE - 10.1%
20,320	Adobe Systems, Inc. *	884,123
12,162	BMC Software, Inc. *	563,465
79,373	Compuware Corp. *	992,163
32,577	Take-Two Interactive Software, Inc. *	526,119
		2,965,870
	TELECOMMUNICATIONS - 3.8%
17,560	Motorola Solutions, Inc.	1,124,367

	TRANSPORTATION - 4.0%
8,927	Canadian Pacific Railway Ltd.	1,164,706

	TOTAL COMMON STOCK (Cost - $23,245,596)	25,450,254

	SHORT-TERM INVESTMENTS - 5.3%
	MONEY MARKET FUND - 5.3%
1,549,940	BlackRock Liquidity Funds - T-Fund, Institutional Shares, to yield 0.01% **
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,549,940)	1,549,940

	TOTAL INVESTMENTS - 91.7% (Cost - $24,795,536) (a)	$ 27,000,194
	OTHER ASSETS LESS LIABILITIES - 8.3%	2,435,380
	NET ASSETS - 100.0%	$ 29,435,574

* Non-income producing security.
** Money market fund; interest rate reflects seven-day effective yield on March 31, 2013.

(a) Represents cost for financial reporting purposes.   Aggregate cost for federal tax purposes is $24,818,904 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 2,275,074
	Unrealized Depreciation:	(93,784)
	Net Unrealized Appreciation:	$ 2,181,290

See accompanying notes to financial statements.

13D Activist Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2013

ASSETS
Investment securities:
At cost	$ 24,795,536
At value	$ 27,000,194
Dividends and interest receivable	20,372
Receivable for Fund shares sold	2,460,381
Receivable for Advanced Commission	20,000
TOTAL ASSETS	29,500,947

LIABILITIES
Investment advisory fees payable	25,004
Distribution (12b-1) fees payable	2,070
Payable for investments purchased	38,299
TOTAL LIABILITIES	65,373
NET ASSETS	$ 29,435,574

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 26,948,082
Accumulated net investment loss	(34,751)
Accumulated net realized gain from investments	317,585
Net unrealized appreciation of investments	2,204,658
NET ASSETS	$ 29,435,574

Net Asset Value Per Share:
Class A Shares:
Net Assets	$ 14,772,888
Shares of beneficial interest outstanding	1,091,385
Net Asset Value (Net Assets / Shares Outstanding) and redemption price per share (a)	$ 13.54
Maximum offering price per share (maximum sales charge of 5.75%)	$ 14.37

Class C Shares:
Net Assets	$ 318,323
Shares of beneficial interest outstanding	22,781
Net Asset Value (Net Assets / Shares Outstanding), offering price
and redemption price per share (a)	$ 13.97

Class I Shares:
Net Assets	$ 14,344,363
Shares of beneficial interest outstanding	1,055,773
Net Asset Value (Net Assets / Shares Outstanding), offering price
and redemption price per share (a)	$ 13.59

(a) Redemptions made within 30 days of purchase may be assessed a redemption fee of 2.00%.

13D Activist Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended March 31, 2013

INVESTMENT INCOME
Dividends (net of $1,091 foreign taxes withheld)	$ 41,743
Interest	42
TOTAL INVESTMENT INCOME	41,785

EXPENSES
Investment advisory fees	72,380
Distribution (12b-1) fees - Class A	3,948
Distribution (12b-1) fees - Class C (1)	208
TOTAL EXPENSES	76,536
NET INVESTMENT LOSS	(34,751)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from investments	319,575
Net change in unrealized appreciation of investments	2,034,803
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	2,354,378

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 2,319,627

(1) The 13D Activist Fund Class C commenced operations on December 11, 2012.

See accompanying notes to financial statements.

13D Activist Fund
STATEMENT OF CHANGES IN NET ASSETS

	For the Six	For the Period
	Months Ended	Ended
	March 31, 2013 (1)	September 30, 2012 (2)
FROM OPERATIONS	(Unaudited)
Net investment loss	$ (34,751)	$ (17,952)
Net realized gain from investments	319,575	215,586
Net payments by affiliates and net realized loss from trade error (Note 6)	-	-
Net change in unrealized appreciation of investments	2,034,803	169,855
Net increase in net assets resulting from operations	2,319,627	367,489

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains	(199,624)	-
Net decrease in net assets from distributions to shareholders	(199,624)	-

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	13,752,438	132,553
Class C	303,158	-
Class I	8,471,121	4,230,143
Reinvestment of distributions to shareholders:
Class A	47,063	-
Class I	138,884	-
Payments for shares redeemed:
Class A	(281)	(44)
Class I	(102,544)	(26,461)
Redemption fee proceeds:
Class A	787	0	(3)
Class C	12	-
Class I	1,251	2
Net increase in net assets from shares of beneficial interest	22,611,889	4,336,193

TOTAL INCREASE IN NET ASSETS	24,731,892	4,703,682

NET ASSETS
Beginning of Period	4,703,682	-
End of Period*	$ 29,435,574	$ 4,703,682
* Includes accumulated net investment loss of:	$ (34,751)	$ -

(1)	The 13D Activist Fund Class C commenced operations on December 11, 2012.
(2)	The 13D Activist Fund Class A and Class I commenced operations on December 28, 2011.
(3) Amount represents less than $1.

See accompanying notes to financial statements.
13D Activist Fund
STATEMENT OF CHANGES IN NET ASSETS (Continued)

	For the Six	For the Period
	Months Ended	Ended
	March 31, 2013 (1)	September 30, 2012 (2)
	(Unaudited)
SHARE ACTIVITY
Shares Sold:
Class A	1,075,265	12,111
Class C	22,781	-
Class I	655,804	398,490
Shares Reinvested
Class A	4,036	-
Class I	11,881	-
Shares Redeemed:
Class A	(23)	(4)
Class I	(7,911)	(2,491)
Net increase in shares of beneficial interest outstanding	1,761,833	408,106

(1)	The 13D Activist Fund Class C commenced operations on December 11, 2012.
(2)	The 13D Activist Fund Class A and Class I commenced operations on December 28, 2011.
(3) Amount represents less than $1.

See accompanying notes to financial statements.

13D Activist Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Class A (1)
	For the Six	For the Period
	Months Ended	Ended
	March 31, 2013	September 30, 2012
	(Unaudited)
Net asset value, beginning of period	$ 11.50	$ 10.00

Activity from investment operations:
Net investment loss (2)	(0.05)	(0.08)
Net realized and unrealized gain
on investments	2.46	1.58
Total from investment operations	2.41	1.50

Paid-in-Capital from
redemption fees (2)(3)	0.00	0.00

Less distributions from:
Net realized gains	(0.37)	-
Total distributions	(0.37)	-

Net asset value, end of period	$ 13.54	$ 11.50

Total return (4)(5)	21.52%	15.00%	(6)

Net assets, end of period (000s)	$ 14,773	$ 139

Ratio of expenses to average net assets (7)	1.75%	1.75%

Ratio of net investment loss
to average net assets (7)	(0.80)%	(0.95)%

Portfolio Turnover Rate (5)	38%	76%

(1)	The 13D Activist Fund Class A commenced operations on December 28, 2011.
(2)			Per share amounts calculated using average shares method, which appropriately presents the per share data for the period.
(3) Amount represents less than $0.01 per share.
(4)	Total return shown excludes the effect of applicable sales load and redemption fees.
(5) Not annualized.
(6)	There was no effect on total return due to the trade error. (Note 6)
(7) Annualized.

See accompanying notes to financial statements.

13D Activist Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

Class C (1)
For the Period
Ended
March 31, 2013
(Unaudited)
Net asset value, beginning of period	$ 12.02

Activity from investment operations:
Net investment loss (2)	(0.05)
Net realized and unrealized gain
on investments	2.37
Total from investment operations	2.32

Paid-in-Capital from
redemption fees (2)(3)	0.00

Less distributions from:
Net realized gains	(0.37)
Total distributions	(0.37)

Net asset value, end of period	$ 13.97

Total return (4)(5)	16.22%

Net assets, end of period (000s)	$ 318

Ratio of expenses to average net assets (6)	2.50%

Ratio of net investment loss
to average net assets (6)	(1.55)%

Portfolio Turnover Rate (5)	38%

(1)	The 13D Activist Fund Class C commenced operations on December 11, 2012.
(2)	Per share amounts calculated using average shares method, which appropriately presents the per share data for the period.
(3) Amount represents less than $0.01 per share.
(4)	Total return shown excludes the effect of applicable sales load and redemption fees.
(5) Not annualized.
(6) Annualized.

See accompanying notes to financial statements.

13D Activist Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Class I (1)
	For the Six	For the Period
	Months Ended	Ended
	March 31, 2013	September 30, 2012
	(Unaudited)

Net asset value, beginning of period	$ 11.53	$ 10.00

Activity from investment operations:
Net investment loss (2)	(0.04)	(0.06)
Net realized and unrealized gain
on investments	2.47	1.59
Total from investment operations	2.43	1.53

Paid-in-Capital from
redemption fees (2)(3)	0.00	0.00

Less distributions from:
Net realized gains	(0.37)	-
Total distributions	(0.37)	-

Net asset value, end of period	$ 13.59	$ 11.53

Total return (4)(5)	21.65%	15.30%	(6)

Net assets, end of period (000s)	$ 14,344	$ 4,564

Ratio of expenses to average net assets (7)
	1.50%	1.50%
Ratio of net investment loss
to average net assets (7)	(0.55)%	(0.70)%

Portfolio Turnover Rate (5)	38%	76%

(1)	The 13D Activist Fund Class I commenced operations on December 28, 2011.
(2)	Per share amounts calculated using average shares method, which appropriately presents the per share data for the period.
(3)	Amount represents less than $0.01 per share.
(4)	Total return shown excludes the effect of applicable sales load and redemption fees.
(5) Not annualized.
(6)	There was no effect on total return due to the trade error. (Note 6)
(7) Annualized.

See accompanying notes to financial statements.

13D Activist Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

March 31, 2013

1.

ORGANIZATION

The 13D Activist Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a trust organized under the laws of the State of Delaware on January 19, 2005, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.   The Fund's investment objective is capital appreciation.  The Fund currently offers three classes of shares; Class A, Class C and Class I shares.  The Funds Class A and Class I commenced operations on December 28, 2011; Class C commenced operations on December 11, 2012.  Class A shares are offered at net asset value plus a maximum sales charge of 5.75%.  There are no sales charges on reinvested distributions.  The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.   Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.   Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

The Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) advisers.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process - This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not

13D Activist Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2013

represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

13D Activist Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2013

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as of March 31, 2013 for the Fund’s investments measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$ 25,450,254	$ -	$ -	$ 25,450,254
Short-Term Investments	1,549,940	-	-	1,549,940
Total Investments	$ 27,000,194	$ -	$ -	$ 27,000,194

The Fund did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 or Level 2 during the period. It is the Fund’s policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

*Refer to the Portfolio of Investments for security classifications.

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid annually.  Dividends and distributions to shareholders are recorded on ex-date.  Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

Federal Income Tax – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no Federal income tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has reviewed the tax positions in the open tax years of 2011 through 2012 and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the above open tax years.  The Fund identifies its major tax jurisdictions as U.S. Federal and Nebraska State.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the year, the Fund did not incur any interest or penalties. Generally tax authorities can examine tax returns filed for the last three years.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and

13D Activist Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2013

decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund.  Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.  INVESTMENT TRANSACTIONS

For the six months ended March 31, 2013, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $22,423,718 and $3,795,055, respectively.

4.  INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are supervised under the direction of the Board, which is responsible for the overall management of the Fund. 13D Management LLC serves as the Fund’s Investment Adviser (the “Adviser”). The Adviser pays all operating expenses of the Fund, except for the fee payments under the Investment Advisory Agreement, brokerage commissions, taxes, interest, dividend expense on securities sold short, 12b-1 fees, fees and expenses of other investment companies in which the Fund invests, and extraordinary or non-recurring expenses such as litigation.  Under the terms of the Advisory Agreement, the Fund pays the Adviser a monthly fee calculated at an annual rate of 1.50% of the Fund’s average daily net assets.  For the six months ended March 31, 2013, the Adviser earned advisory fees of $72,380.

The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”), an affiliate of Gemini Fund Services, LLC (“GFS”).  The Board of Trustees of the Northern Lights Fund Trust has adopted, on behalf of the Fund, a Distribution Plan and Agreement pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”), as amended, to pay for certain distribution activities and shareholder services.  Under the Plan, the Fund is permitted to pay 0.25% and 1.00% per year of its average daily net assets of Class A and Class C shares respectively for such distribution and shareholder service activities.  For the six months ended March 31, 2013, the Class A and Class C shares incurred distribution fees of $3,948 and $208, respectively.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares and is an affiliate of GFS.  For the six months ended March 31, 2013, the Distributor received $61,264 in underwriting commissions for sales of the Fund’s Class A shares.

Pursuant to separate servicing agreements with GFS, the Advisor pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. GFS provides a Principal Executive Officer and a Principal Financial Officer to the Fund.

13D Activist Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2013

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC  (“NLCS”) - NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Advisor.

GemCom, LLC (“GemCom”) - GemCom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis.   For the provision of these services, GemCom receives customary fees from the Advisor.

Trustees – Effective April 1, 2013, the Advisor pays its pro rata share of a total fee of $27,625 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. Previously, the Advisor paid its pro rata share of a total fee of $21,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. The Advisor pays the chairperson of the Audit committee its pro rata share of an additional $2,000 per quarter. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

5.  REDEMPTION FEES

The Fund may assess a short-term redemption fee of 2.00% of the total redemption amount if shareholders sell their shares after holding them for less than 30 days. The redemption fee is paid directly to the Fund.  For the six months ended March 31, 2013, the Class A, Class C and Class I assessed $787, $1,251, and $12 in redemption fees, respectively.

6.  PAYMENTS BY AFFILIATES

As a result of a trade error, the Fund experienced a loss of $23 for the period ended September 30, 2012, all of which was reimbursed by the Advisor.

7. TAX COMPONENTS OF CAPITAL

As of September 30, 2012, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Capital Loss	Post October	Unrealized	Total
Ordinary	Long-Term	Carry	& Late Year	Appreciation/	Accumulated
Income	Gain	Forwards	Losses	(Depreciation)	Earnings/(Deficits)
$ 220,385	$ 617	$ -	$ -	$ 146,487	$ 367,489

The difference between book basis and tax basis unrealized appreciation and accumulated net realized gain from investments is primarily attributable to the tax deferral of losses on wash sales.

Permanent book and tax differences, primarily attributable to the tax treatment of net operating losses and adjustments for real estate investment trusts, resulted in reclassification for the period ended September 30, 2012 as follows:

13D Activist Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2013

Accumulated Net
Accumulated Net	Realized Gain/(Loss)
Investment Loss	from Investments
$ 17,952	$ (17,952)

8.  NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 related to disclosures about offsetting assets and liabilities.  In January 2013, the FASB issued ASU No. 2013-01 which gives additional clarification to ASU 2011-11.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact this amendment may have on the Fund’s financial statements.

9.  SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.   Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

13D Activist Fund

EXPENSE EXAMPLES (Unaudited)

March 31, 2013

As a shareholder of 13D Activist Fund, you incur the ongoing costs of management fees.  This example is intended to help you understand your ongoing costs (in dollars) of investing in 13D Activist Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period presented below.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the 13D Activist Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 10/1/12	Ending Account Value 3/31/13	Expenses Paid During Period 10/1/12 – 3/31/12*	Fund’s Annualized Expense Ratio
Class A	$1,000.00	$ 1,215.20	$ 9.66	1.75%
Class I	$1,000.00	$ 1,216.50	$ 8.29	1.50%

Actual	Beginning Account Value 12/11/12	Ending Account Value 3/31/13	Expenses Paid During Period 12/11/12 – 3/31/12**	Fund’s Annualized Expense Ratio
Class C	$1,000.00	$ 1,162.20	$ 8.22	2.50%
Hypothetical (5% return before expenses)	Beginning Account Value 10/1/12	Ending Account Value 3/31/13	Expenses Paid During Period 10/1/12 – 3/31/13***	Fund’s Annualized Expense Ratio
Class A	$1,000.00	$ 1,016.21	$ 8.80	1.75%
Class I	$1,000.00	$ 1,017.45	$ 7.54	1.50%
Class C	$1,000.00	$ 1,012.54	$ 12.54	2.50%

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

**Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (107) divided by the number of days in the fiscal year (365).

***Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

Rev. August 2011

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

  Social Security number and wire transfer instructions

  account transactions and transaction history

  investment experience and purchase history
  When you are no longer our customer, we continue to share your information as described in this notice.

How?

  All financial companies need to share customers' personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers' personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don't share
For joint marketing with other financial companies.	NO	We don't share
For our affiliates' everyday business purposes - information about your transactions and records.	NO	We don't share
For our affiliates' everyday business purposes - information about your credit worthiness.	NO	We don't share
For nonaffiliates to market to you	NO	We don't share

QUESTIONS?	Call 1-402-493-4603

  PRIVACY NOTICE

  NORTHERN LIGHTS FUND TRUST

What we do:
How does Northern Lights Fund Trust protect my personal information?

  To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

  Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

  We collect your personal information, for example, when you open an account or deposit money

  direct us to buy securities or direct us to sell your securities seek advice about your investments

  We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can't I limit all sharing?

  Federal law gives you the right to limit only:

  information about your creditworthiness.

  affiliates from using your information to market to you.

  sharing for nonaffiliates to market to you.

  State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. Northern Lights Fund Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. Northern Lights Fund Trust does not jointly market.

  PROXY VOTING POLICY

  Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-413-3228 or by referring to the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

  PORTFOLIO HOLDINGS

  The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-413-3228.

  INVESTMENT ADVISER

  13D Management LLC

  250 West 57th Street, Suite 915

  New York, NY 10107

  ADMINISTRATOR

  Gemini Fund Services, LLC

  80 Arkay Drive, Suite 110

  Hauppauge, New York 11788

  Item 2. Code of Ethics.  Not applicable.

  Item 3. Audit Committee Financial Expert.  Not applicable.

  Item 4. Principal Accountant Fees and Services.  Not applicable.

  Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

  Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

  Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

  Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

  Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

  Item 10.  Submission of Matters to a Vote of Security Holders.  None

  Item 11.  Controls and Procedures.

  (a)

  Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

  (b)

  There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

  Item 12.  Exhibits.

  (a)(1)

  Not applicable.

  (a)(2)

  Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

  (a)(3)

  Not applicable for open-end investment companies.

  (b)

  Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

  SIGNATURES

  Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

  (Registrant) Northern Lights Fund Trust

  By (Signature and Title)

  /s/ Andrew B. Rogers

         Andrew B. Rogers, President

  Date

  5/31/13

  Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

  By (Signature and Title)

  /s/ Andrew B. Rogers

         Andrew B. Rogers, President

  Date

  5/31/13

  By (Signature and Title)

  /s/ Kevin E. Wolf

         Kevin E. Wolf, Treasurer

  Date

  5/31/13